Other liabilities - Sensibility in relation with the provision of Toscana (Details) - Toscana Aeroporti S.p.A. $ in Thousands	Dec. 31, 2024 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,418
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,611
Annual rate of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,538
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,485
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	2.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,520
Percentage of reasonably possible decrease in actuarial assumption	(2.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,503